RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Interest charged on amounts due to related parties	$ 8	$ 1,100	$ 1,158
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 13)	12,000	12,000	12,000
Share-based payments	66,362	0	0
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	15,469	15,081	19,272
Total expenses	$ 123,839	$ 58,181	$ 62,430